Income Taxes - Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
PRC statutory income tax rates	25.00%	25.00%	25.00%
Permanent book — tax difference	(3.30%)	(5.80%)	5.00%
Different tax rates in other jurisdictions	(0.40%)	1.70%
Effect of tax holiday	(8.40%)	(41.50%)	(23.70%)
Change in valuation allowance	(12.90%)	59.50%
Total		38.90%	6.30%
Effects of tax holidays entitled by the PRC subsidiaries	¥ (87,043)	¥ 83,178	¥ 94,984
Effects of tax holidays entitled by the PRC subsidiaries on basic earnings (loss) per share (RMB cent per share)	¥ (4.04)	¥ 4.23	¥ 4.82